Financial Risk Management_Maximum Exposure To Credit Risk(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 654,860,994	₩ 605,066,612
Financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		490,888,495	455,572,572
Due from financial institutions at amortised cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	18,142,960	17,216,288
Due from financial institutions
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		216,367	381,719
Securities measured at fair value through profit or loss
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		50,721,526	48,285,482
Loans
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		427,545	954,176
Financial instruments indexed to the price of gold
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		79,805	78,808
Derivatives
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,190,673	2,025,962
Loans at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	339,684,059	319,201,603
Securities measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		43,556,848	35,243,634
Securities measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	25,346,555	23,661,522
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		375,098	389,822
Other financial assets
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk	[1]	9,147,059	8,133,556
Off-balance sheet items
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		163,972,499	149,494,040
Acceptances And Guarantees Contracts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		8,327,494	7,277,136
Financial guarantee contrancts
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		3,847,390	3,626,532
Commitments
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum Exposure To Credit Risk		₩ 151,797,615	₩ 138,590,372

[1]	Due from financial institutions, loans and securities measured at amortized cost and other financial assets are net of allowance.